Finance income (Tables)	12 Months Ended
Dec. 31, 2018
Finance Income
Schedule of finance income

This caption is made up as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Gain on the valuation of trading derivative financial instruments	2,603	—	—
Interest on term deposits, note 6(c)	1,111	1,342	2,154
Interests on accounts receivable	745	954	437
Credit value adjust on cross currency swaps	—	3,307	552
Dividends received	—	13	26
Other finance income	511	226	71

	4,970	5,842	3,240